COMMITMENTS	12 Months Ended
Sep. 30, 2013
Commitments
NOTE 8. COMMITMENTS

The Company leases an automobile all on an operating lease basis. The aggregate minimum annual and total payments due under these operating leases are as follows:

As of September 30,	2013	2014
Car Lease	$3,429	10,288

TOTAL	$3,429	10,288